Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2022
Related Party
	Three months
	ended March 31,
	2022	2021
Salaries and bonus	$300,000	$250,000
Short-term employee benefits	584	584
Stock-based compensation	62,267	229,188
	$362,851	$479,772